Income Taxes (Details) - Schedule of Current and Deferred Portions of Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Current and Deferred Portions of Income Tax Expense [Abstract]
Current tax provision	$ 92,869	$ 264,467	$ 263,080
Deferred tax provision	(25,129)	15,602
Income tax expense	$ 67,740	$ 280,069	$ 263,080